CASH AND CASH EQUIVALENTS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Opening balance	$ 5,714,305	$ 6,021,864
Cash Flow Borrowings Obtained	318,357	167,962	$ 412,077
Cash Flow Borrowings Paid	(397,977)	(596,490)	(520,474)
Cash Flow Commissions paid	(1,656)	(2,328)
Cash Flow Interest paid	(249,328)	(252,583)
Accrued Interest	253,918	246,836
Inflation adjustment	90,334	(166,676)
Changes in fair value	(209,936)	283,261
Non-cash Movements	12,805	12,459
Closing balance	5,530,822	5,714,305	6,021,864
Borrowings from banks [member]
Statement [Line Items]
Opening balance	991,956	1,274,260
Cash Flow Borrowings Obtained	318,357	167,962
Cash Flow Borrowings Paid	(347,459)	(405,567)
Cash Flow Commissions paid	(1,656)	(2,328)
Cash Flow Interest paid	(18,450)	(18,084)
Accrued Interest	22,679	16,961
Inflation adjustment	(29,757)	(45,891)
Non-cash Movements	5,007	4,643
Closing balance	940,677	991,956	1,274,260
Hedging liabilities [member]
Statement [Line Items]
Opening balance	296,316	39,660
Cash Flow Borrowings Paid	(9,578)	(25,316)
Cash Flow Interest paid	(37,141)	(30,034)
Accrued Interest	37,039	29,032
Changes in fair value	(209,936)	283,261
Non-cash Movements	(14)	(287)
Closing balance	76,686	296,316	39,660
Bonds and promissory notes [member]
Statement [Line Items]
Opening balance	4,426,033	4,707,944
Cash Flow Borrowings Paid	(40,940)	(165,607)
Cash Flow Interest paid	(193,737)	(204,465)
Accrued Interest	194,200	200,843
Inflation adjustment	120,091	(120,785)
Non-cash Movements	7,812	8,103
Closing balance	4,513,459	4,426,033	4,707,944
Lease liabilities (IFRS 16) [member]
Statement [Line Items]
Opening balance	163,304	211,755
Cash Flow Borrowings Paid	(65,000)	(67,895)
Cash Flow Interest paid	(9,724)	(7,811)
Accrued Interest	9,753	8,363
Inflation adjustment	839	(13,540)
Increase (decrease) due to new leases liabilities	167,370	35,186
Non-cash Movements	(2,318)	(2,754)
Closing balance	$ 264,224	$ 163,304	$ 211,755